Shareholders' equity and share-based payments - Expense (Details) $ in Thousands			12 Months Ended
	May 03, 2018 EUR (€) shares	Apr. 26, 2017 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Share-based payments
Share-based expense				$ 315,000	$ 182,000	$ 141,000
TOTAL performance-based restricted share plans
Share-based payments
Share-based expense				264,000	135,000	113,000
SunPower Plans
Share-based payments
Share-based expense				21,000	31,000	$ 28,000
Capital increase reserved for employees
Share-based payments
Share-based expense				$ 30,000	$ 16,000
Assumptions used for the valuation of the cost of the capital
Subscription price | €	€ 37.20	€ 38.10	€ 37.20
Share price at the reference date | €			€ 47.03
Number of shares | shares	9,174,817	9,350,220	9,170,000	9,170,000
Risk-free interest rate (as a percent)			0.003%	0.003%
Employees loan financing rate (as a percent)			3.95%	3.95%
Non-transferability cost (as a percent)			17.33%	17.33%
Trading period to determine subscription price			20 days	20 days
Subscription price discount (as a percent)			20.00%	20.00%
Euro swap rate term for risk-free interest rate			5 years	5 years
Consumer's credit rate term for employees loan financing rate			5 years	5 years